SCHEDULE OF FOREIGN CURRENCY SENSITIVITY ANALYSIS (Details) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)
Financial Instruments And Risk Management
Change in rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on net loss	$ 38	₪ 275	€ 16	$ 10	$ 19	₪ 165	€ 10	$ 14